Significant Non-Cash Transaction	12 Months Ended
Dec. 31, 2024
Significant Non-Cash Transaction [Abstract]
Significant non-cash transaction

Note 1 - Significant non-cash transaction

During the financial year ended 31 December 2022, a total RM 6.9 million (USS$ 1.6 million) of dividends were declared for offset amounts due from a related party (whom is also a major shareholder of the Company).